Summary of significant accounting policies - Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 1,171	$ 1,573	$ 6,636
Impairment of goodwill	$ 0	$ 0	$ 1,085